Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2015
Taxes on Income [Abstract]
Schedule of deferred income taxes

	December 31,
	2015	2014

Net operating loss carry forward (1)	$8,702	$8,731
Allowances and provisions	107	115
Intangible assets, net	7	129

	8,816	8,975

Valuation allowance (2)	(8,816)	(8,975)

Net deferred tax Liability	$-	$-

(1)	See Note 13b.

(2)	In years 2015 and 2014, the Company has provided valuation allowances on deferred tax assets that results from tax loss carry forward and other reserves and allowances due to its history of operating losses and current uncertainty about the ability to realize these deferred tax assets in the future. Net change in valuation allowance during 2015 amounts to a decrease of $159 due to a decrease of the intangible assets balance.

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2015	2014	2013

Current	$7	$108	$13
Other	(29)	-	-

	$(22)	$108	$13

Domestic	(27)	101	7
Foreign	5	7	6

	$(22)	$108	$13

Schedule of income (loss) before taxes
	Year ended December 31,
	2015	2014	2013

Domestic	$285	$(405)	$(41)
Foreign	27	80	54

	$312	$(325)	$13